Subordinated Debt Securities - Summary of Subordinated Negotiable Obligations Not Convertible Into Shares Issued Under Global Programs (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate	25.98%	25.98%
Maturing on July 19 ,2026 [member]
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount	100.00%	100.00%
Maturing on July 19, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.25%	8.25%
Interest payable semi-annually on January 9 and July 19 2017 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.156%	7.156%